Segment Information (Tables)	12 Months Ended
Dec. 31, 2025
Segment Information [Abstract]
Schedule of Revenue and Operating Results by Segments	The revenue and operating results by segments were as follows:
	For the year ended December 31, 2023
	Auto eInsurance service	Technology service	Auto service	Others	Consolidated
Revenues from external customers	$118,109	$30,658	$214,979	$-	$363,746
Operating cost and expenses
Integrated service cost	-	(26,428)	(183,125)	-	(209,553)
Promotional service and selling expenses	(114,356)	(11,265)	(7,461)	-	(133,082)
General and administrative expenses	(4,394)	(7,989)	4,293	(14,372)	(22,462)
Research and development expenses	(1,236)	(1,919)	(10,456)	(500)	(14,111)
Total operating costs and expenses	(119,986)	(47,601)	(196,749)	(14,872)	(379,208)
Total other income/(expenses), net (1)	3,155	(183)	(1,272)	(1,245)	455
Segment income/(loss) before tax	$1,278	$(17,126)	$16,958	$(16,117)	$(15,007)

	For the year ended December 31, 2024
	Auto eInsurance service	Technology service	Auto service	Others	Consolidated
Revenues from external customers	$170,549	$44,892	$226,456	$-	$441,897
Operating cost and expenses
Integrated service cost	-	(28,103)	(198,069)	-	(226,172)
Promotional service and selling expenses	(166,450)	(15,535)	(4,864)	-	(186,849)
General and administrative expenses	(4,627)	(1,283)	(8,534)	(32,551)	(46,995)
Research and development expenses	(1,180)	(1,420)	(4,624)	(33,020)	(40,244)
Total operating costs and expenses	(172,257)	(46,341)	(216,091)	(65,571)	(500,260)
Total other expenses, net (1)	(121)	(276)	(1,942)	(898)	(3,237)
Segment (loss)/income before tax	$(1,829)	$(1,725)	$8,423	$(66,469)	$(61,600)

	For the year ended December 31, 2025
	Auto eInsurance service	Technology service	Auto service	Others	Consolidated
Revenues from external customers	$212,568	$53,619	$223,104	$-	$489,291
Operating cost and expenses
Integrated service cost	-	(37,892)	(203,618)	-	(241,510)
Promotional service and selling expenses	(200,008)	(8,918)	(6,950)	(69)	(215,945)
General and administrative expenses	(4,717)	(222)	(11,076)	(2,975)	(18,990)
Research and development expenses	(956)	(3,034)	(4,971)	-	(8,961)
Total operating costs and expenses	(205,681)	(50,066)	(226,615)	(3,044)	(485,406)
Total other expenses, net (1)	(456)	(337)	(2,384)	(2,761)	(5,938)
Segment income/(loss) before tax	$6,431	$3,216	$(5,895)	$(5,805)	$(2,053)

(1)	Included net of financial expenses, investment income, change of fair value of warrant liabilities and others.

Schedule of Total Assets by Segments

The total assets by segments as of December 31, 2024 and 2025 were as follows:

	As of December 31,
	2024	2025
Segment assets
Auto eInsurance service	$56,769	$62,550
Technology service	39,391	35,906
Auto service	148,630	151,165
Others	1,938	3,575
Total segment assets	$246,728	$253,196